ACQUISITIONS - Fair values of net assets acquired (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Jul. 31, 2020	Jul. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill on acquisition	$ 459.5	$ 467.0				$ 416.9	$ 417.3
SaneChem
Business Acquisition [Line Items]
Cash and cash equivalents			$ 2.1
Trade receivables			2.0
Inventories			1.4
Prepaid expenses and other current assets			0.1
Property, plant and equipment			0.7
Other non-current assets			0.1
Intangible assets			10.1
Accounts payable			(0.9)
Other current liabilities			(0.8)
Deferred taxes			(1.8)
Net assets acquired before goodwill on acquisition			13.0
Goodwill on acquisition		$ 8.6	8.6
Net assets acquired			$ 21.6
Wypetech
Business Acquisition [Line Items]
Cash and cash equivalents					$ 0.6
Trade receivables					2.1
Inventories					1.5
Prepaid expenses and other current assets					0.1
Property, plant and equipment					0.6
Intangible assets					9.5
Accounts payable					(4.0)
Other current liabilities					(0.1)
Net assets acquired before goodwill on acquisition					10.3
Goodwill on acquisition				$ 22.0	22.0
Net assets acquired					$ 32.3